Income Taxes (Details) - Schedule of Reconciliations of Statutory Income Tax Rate	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliations of Statutory Income Tax Rate [Abstract]
Federal		21.00%	21.00%
State of California		6.81%	6.98%
Permanent difference		(4.19%)
Change in valuation allowance	21.00%	(26.69%)	(25.27%)
Effective tax rate	0.10%	(3.07%)	2.71%